STOCKHOLDERS’ DEFICIT (Details) - $ / shares	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Number of options
Beginning Balance	2,000,000	2,000,000	2,000,000
Granted
Canceled / Expired	(2,000,000)
Exercised
Ending Balance		2,000,000	2,000,000
Weighted Average Exercise Price Per share
Beginning Balance	$ 0.35	$ 0.35	$ 0.35
Granted
Canceled / Expired	0.35
Exercised
Ending Balance		$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (in years) Beginning	4 years 10 months 6 days	5 years 10 months 6 days	6 years 10 months 6 days
Weighted Average Remaining Contractual Life (in years) Outstanding Ending		4 years 10 months 6 days	5 years 10 months 6 days